1465579

FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
FORT X

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☐ New Filing ☒ Amendment

SEC MAIL PROCESSING RECEIVED AUG 3 1 2007 WASH. D.C. SECTION

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer.

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
FORT X, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone number (Including Area Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017 213-572-0222

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone number (Including Area Code)
(if different from Executive Offices)

Brief Description of Business
Real Estate

Type of Business Organization
☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month : June Year: 2007 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: DE
CN for Canada; FN for other foreign jurisdiction) ☐☐

PROCESSED
E SEP 07 2007
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where To File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

07077009

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
G. Tyler Runnels

Business or Residence Address (Number and Street, City, State, Zip Code)
1999 Avenue of the Stars, Suite 2550, Los Angeles, CA 90067

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
John W. Galuchie, Jr.

Business or Residence Address (Number and Street, City, State, Zip Code)
376 Main Street, Bedminster, NJ 07921

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
FORT Properties, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
FORT Properties Holding, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Michael D. Franklin

Business or Residence Address (Number and Street, City, State, Zip Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Michael S. Abrams

Business or Residence Address (Number and Street, City, State, Zip Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Robert O. Alter

Business or Residence Address (Number and Street, City, State, Zip Code)
3343 Locke Avenue, Suite 107, Fort Worth, TX 76107

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jeanie D. Adams

Business or Residence Address (Number and Street, City, State, Zip Code)
601 S. Figueroa Street, Ste. 2050, Los Angeles, CA 90017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Michael D. Franklin

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒
Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $2,633,400

3. Does the offering permit joint ownership of a single unit? Yes ☐ No ☒

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commis: to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
T.R. Winston & Company

Business or Residence Address (Number and Street, City, State, Zip Code)
1999 Avenue of the Stars, Suite 2530, Los Angeles, CA 90067

Name of Associated Broker or Dealer
T.R. Winston & Company

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[~~AL~~]	[AK]	[~~AZ~~]	[~~AR~~]	[~~CA~~]	[~~CO~~]	[~~CT~~]	[~~DE~~]	[~~DC~~]	[~~FL~~]	[~~GA~~]	[~~HI~~]	[~~ID~~]
[~~IL~~]	[~~IN~~]	[~~IA~~]	[~~KS~~]	[~~KY~~]	[~~LA~~]	[~~ME~~]	[~~MD~~]	[~~MA~~]	[~~MI~~]	[~~MN~~]	[~~MS~~]	[~~MO~~]
[~~MT~~]	[~~NE~~]	[~~NV~~]	[~~NH~~]	[~~NJ~~]	[~~NM~~]	[NY]	[~~NC~~]	[~~ND~~]	[~~OH~~]	[~~OK~~]	[~~OR~~]	[~~PA~~]
[~~RI~~]	[~~SC~~]	[~~SD~~]	[~~TN~~]	[~~TX~~]	[~~UT~~]	[~~VT~~]	[~~VA~~]	[~~WA~~]	[~~WV~~]	[~~WI~~]	[~~WY~~]	[PR]

Full Name (Last name first, if individual)
T.R. Winston & Company

Business or Residence Address (Number and Street, City, State, Zip Code)
1999 Avenue of the Stars, Suite 2530, Los Angeles, CA 90067

Name of Associated Broker or Dealer
T.R. Winston & Company

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

State in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ~ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify) Undivided Tenancy in Common Fee Interests	$ 79,800,000	$ 0
Total	$ 79,800,000	$ 0

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	0	$ 0
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0
Printing and Engraving Costs	☒	$ 3,000
Legal Fees	☒	$ 353,046
Accounting Fees	☒	$ 5,000
Engineering Fees	☐	$ 0
Sales Commissions (specify finders' fees separately)	☒	$ 2,175,000
Other Expenses (identify) Escrow, Appraisal, Survey, Title, Insurance, Acquisition Fee	☒	$ 763,072
Total Total	☒	$ 3,299,118

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." ☒ $ 76,500,882

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments To Others
Salaries and fees	☐	$	☐	$
Purchase of real estate	☒	$ 1,751,000	☒	$ 65,475,000
Purchase, rental or leasing an installation of machinery and equipment	☐	$	☐	$
Construction or leasing of plant buildings and facilities	☐	$	☐	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐	$	☐	$
Repayment of indebtedness	☐	$	☐	$
Working capital	☐	$	☒	$ 1,950,838
Other (specify): debt reserves, escrows, interest rate buy down	☐	$	☒	$ 7,324,044
Column Totals	☒	$ 1,751,000	☒	$ 74,749,882
Total Payments Listed (column total added)		☒ $ 76,500,882		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
FORT X, LLC	[signature]	August 28, 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Charles B. Runnels, III	President of FORT Properties, Inc., Managing Member of FORT Properties Holding, LLC, Managing Member of FORT X, LLC	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violation. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262(a), (b) or (c) presently subject to any of the disqualification provisions of such rule?........ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
FORT X, LLC	[signature]	August 28, 2007
Name (Print or Type)	**Title (Print or Type)**	
Charles B. Runnels, III	President of FORT Properties, Inc., Managing Member of FORT Properties Holding, LLC, Managing Member of FORT X, LLC	

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Undivided Tenancy in Common Fee Interests: $79,800,000	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	$79,800,000						
AK			$79,800,000						
AZ		X	$79,800,000						
AR		X	$79,800,000						
CA		X	$79,800,000	15	$40,937,400				X
CO		X	$79,800,000						
CT		X	$79,800,000						
DE		X	$79, 800,000						
DC		X	$79,800,000						
FL		X	$79,800,000						
GA		X	$79,800,000						
HI		X	$79,800,000						
ID		X	$79,800,000						
IL		X	$79,800,000						
IN		X	$79,800,000						
IA		X	$79,800,000						
KS		X	$79,800,000						
KY		X	$79,800,000	1	$1,811,460				X
LA		X	$79,800,000						
ME		X	$79,800,000						
MD		X	$79,800,000						
MA		X	$79,800,000						
MI		X	$79,800,000						
MN		X	$79,800,000						
MS		X	$79,800,000						
MO		X	$79,800,000						
MT		X	$79,800,000						
NE		X	$79,800,000						
NV		X	$79,800,000						
NH		X	$79,800,000						
NJ		X	$79,800,000						

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	**Undivided Tenancy in Common Fee Interests:** $79,800,000	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
NM		X	$79,800,000						
NY		X	$79,800,000	1	$3,040,380				X
NC		X	$79,800,000						
ND		X	$79,800,000						
OH		X	$79,800,000						
OK		X	$79,800,000						
OR		X	$79,800,000						
PA		X	$79,800,000						
RI		X	$79,800,000						
SC		X	$79,800,000	1	$2,593,500				X
SD		X	$79,800,000						
TN		X	$79,800,000						
TX		X	$79,800,000	1	$1,683,780				X
UT		X	$79,800,000						
VT		X	$79,800,000						
VA		X	$79,800,000						
WA		X	$79,800,000						
WV		X	$79,800,000						
WI		X	$79,800,000						
WY		X	$79,800,000						
PR			$79,800,000						

END